Share-based payments	12 Months Ended
Mar. 31, 2025
Share-based payments
Share-based payments

26. Share-based payments
The Group has a number of share plans used to award shares to Executive Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.
Accounting policies
The Group issues equity-settled share-based awards to certain employees. Equity-settled share-based awards are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based award is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions. A corresponding increase in additional paid-in capital is also recognised.
Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.
The fair value of awards of non-vested shares is a calculation of the closing price of the Company’s shares on the day prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.
The maximum aggregate number of ordinary shares which may be issued in respect of share options or share plans will not (without shareholder approval) exceed:

–
10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

–
5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee basis.

Share options
Vodafone Sharesave Plan
Under the Vodafone Sharesave Plan UK staff may acquire shares in the Company through monthly savings of up to £375 over a three
and/or five year period. The savings may then be used to purchase shares at the option price, which is set at the beginning of the invitation period at a discount of up to 20% to the then prevailing market price of the Company’s shares.
Share plans
Vodafone Group executive plans
Under the Vodafone Global Incentive Plan awards of shares are granted to Directors and certain employees. The release of these shares is conditional upon continued employment and for some awards achievement of certain performance targets measured over a three year period.
Movements in outstanding ordinary share options

	Ordinary share options

	2025 Millions	2024 Millions	2023 Millions
1 April	70	62	61
Granted during the year	13	63	50
Forfeited during the year	(1)	(1)	(2)
Exercised during the year	–	–	(8)
Expired during the year	(17)	(54)	(39)
31 March	65	70	62
Weighted average exercise price:
1 April	£0.66	£0.87	£1.02
Granted during the year	£0.61	£0.58	£0.83
Forfeited during the year	£0.63	£0.81	£1.02
Exercised during the year	£0.58	£1.06	£1.05
Expired during the year	£0.74	£0.82	£1.01
31 March	£0.62	£0.66	£0.87
Summary of options outstanding

	31 March 2025			31 March 2024

	Outstanding shares Millions	Weighted average exercise price	Weighted remaining average contractual life Months	Outstanding shares Millions	Weighted average exercise price	Weighted remaining average contractual life Months
Vodafone Group Sharesave Plan:
£0.58 - £1.57	65	£0.62	23	70	£0.66	31
Share awards
Movements in non-vested shares are as follows:

	2025		2024		2023

	Millions	Weighted average fair value at grant date	Millions	Weighted average fair value at grant date	Millions	Weighted average fair value at grant date
1 April	317	£0.92	261	£1.14	270	£1.07
Granted	187	£0.70	177	£0.72	120	£1.17
Vested	(85)	£1.09	(76)	£1.17	(70)	£1.15
Forfeited	(50)	£0.90	(45)	£0.99	(59)	£0.89
31 March	369	£0.77	317	£0.92	261	£1.14
Other information
The total fair value of shares vested during the year ended 31 March 2025 was £93 million (2024: £89 million; 2023: £81 million).
The compensation cost included in the consolidated income statement in respect of share options and share plans was
€
112 million (2024:
€
125 million; 2023:
€
141 million) which is comprised principally of equity-settled transactions.
The average share price for the year ended 31 March 2025 was 71.3 pence (2024: 74.7 pence; 2023: 108.2 pence).